SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's liabilities measured at fair value using significant unobservable inputs (Level 3)) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Company's liabilities measured at fair value using significant unobservable inputs (Level 3) [Line Items]
Beginning balance	$ 13,645
Accretion of contingent liability related to acquisition	594
Reversal of contingent liability related to acquisition, net	(6,564)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	160
Reclassification to accrued expenses	(189)
Ending balance	$ 7,646